CONVERTIBLE DEBT OF C,D,E (Details) - USD ($)	Nov. 30, 2016	Aug. 31, 2016	Jun. 14, 2016	Apr. 01, 2016	Feb. 19, 2016
CONVERTIBLE DEBT OF C,D,E DETAILS
Issued a convertible unsecured note in the amount			$ 108,000	$ 108,000	$ 108,000
Company issued convertible unsecured note including financing fees C			$ 8,000	$ 8,000	$ 8,000
Note carries an interest rate with default rate 22% and 18%			12.00%	12.00%	12.00%
Principal remaining of this note c		$ 108,000
Principal remaining of this note, fair value c		161,142
Principal remaining of this note d	$ 71,295	71,295
Principal remaining of this note, fair value d	131,932	207,412
Accrued and unpaid interest d	8,211	5,397
Principal outstanding e	108,000	108,000
Principal outstanding with a fair value e	199,855	145,800
Accrued and unpaid interest e	$ 6,001	$ 2,770